Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

November 4, 2009

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:   Definitive Proxy Statement of
AST Niemann Capital Growth Asset Allocation Portfolio of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is the Registrant’s definitive proxy statement (the Proxy Statement).  The Proxy Statement is being filed in connection with a proposed increase in the investment management fee rate for the above-referenced portfolio (the Niemann Capital Portfolio).  The investment management fee rate increase is being proposed in order to enable the Trust’s investment managers to: (i) terminate Niemann Capital Management, Inc. as the sole subadviser for the Niemann Capital Portfolio; (ii) retain Pyramis Global Advisors, LLC, a Fidelity Investments company (Pyramis), as the sole subadviser for the Portfolio; and (iii) have Pyramis implement a new investment strategy for the Portfolio. Specifically, if the increased investment management fee rate is approved by the shareholders of the Niemann Capital Portfolio, the revised fee schedule will become effective upon the addition of Pyramis as a subadviser to the Portfolio. Such addition is expected to occur at some point during the first calendar quarter of 2010. In turn, once Pyramis becomes a subadviser to the Portfolio, it is expected that: (i) Pyramis will commence implementation of its new investment strategy for the Portfolio; (ii) the name of the Portfolio will be changed from the AST Niemann Capital Growth Asset Allocation Portfolio to the AST Fidelity Investments® Pyramis® Asset Allocation Portfolio; and (iii) certain changes to the Portfolio’s investment objective, non-fundamental investment policies, and blended performance benchmark will become effective.  The repositioning of the Portfolio is described in greater detail in the Proxy Statement.  Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Proxy Statement.

This filing is intended to respond to telephonic comments received from Sally Samuel of the Commission Staff with respect to the Registrant’s preliminary proxy statement that was filed with the Commission on October 22, 2009 (the Preliminary Proxy Statement) and to make certain non-material changes.  The Proxy Statement has been tagged to indicate changes from the Preliminary Proxy Statement.  The Commission Staff’s comments, and our responses thereto, are set out below.

1.                             Comment:  On the front cover of the Proxy Statement, please provide the Internet address where copies of the Proxy Statement may be obtained.

Response:  The Registrant has added the requested disclosure.

2.                             Comment:  In the table that describes the current and proposed contractual subadvisory arrangements on page 7, please: (i) refer only to subadvisory fees directly paid by the Co-Managers to Niemann Capital in the relevant table and (ii) include subadvisory fees paid in connection with the Niemann Capital Portfolio’s investments in the relevant Underlying Trust Portfolios in the footnotes to the relevant table.

Response:  The requested changes have been made to the Proxy Statement.

3.                             Comment:  In the “Comparative Information” section of the Proxy Statement, please: (i) include the investment management fees indirectly paid by the Niemann Capital Portfolio on its investments in the relevant Underlying Trust Portfolios under the column “Acquired Fund Fees and Expenses” rather than under the column “Investment Management Fees”; (ii) add a “Short Sale Dividend Expenses” column in the fee table for the Repositioned Portfolio and include estimated short sale dividend expenses under that column rather than under the “Other Expenses” column; (iii) delete all information from the fee tables and expense examples based on June 30, 2009 net asset levels; (iv) include only investment management fees directly paid by the Niemann Capital Portfolio to the Co-Managers in the summary table on page 20; (v) include only subadvisory fees directly paid by the Co-Managers to Niemann Capital in the summary table on page 20; and (vi) include investment management and subadvisory fees paid in connection with the Niemann Capital Portfolio’s investments in the relevant Underlying Trust Portfolios in the footnotes to the summary table on page 20.

Response:  The requested changes have been made to the Proxy Statement.

4.                             Comment:  Please include a letter containing Tandy representations with the filing.

Response:  The requested Tandy representations are included below in this letter.

* * * * *

The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * *

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ John P. Schwartz

John P. Schwartz
Assistant Secretary